Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease
Cash payments for operating leases	¥ 56,717	¥ 38,532
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 24,818	¥ 157,946